T. ROWE PRICE Emerging Markets Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.2%
Government Bonds 1.2%
Republic of Albania, 3.50%, 6/16/27 (EUR)  22,685,000 19,319
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 17,725,000 12,772
Republic of Albania, 3.50%, 11/23/31 (EUR)  16,375,000 11,799
Total Albania (Cost
$62,380
)
43,890
ANGOLA 2.4%
Government Bonds 2.4%
Republic of Angola, 8.00%, 11/26/29 (USD)  24,750,000 18,689
Republic of Angola, 8.25%, 5/9/28 (USD)  39,600,000 31,319
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 7,590,000 5,648
Republic of Angola, 9.125%, 11/26/49 (USD)  28,250,000 19,114
Republic of Angola, 9.50%, 11/12/25 (USD)  15,045,000 14,097
Total Angola (Cost
$105,620
)
88,867
ARGENTINA 0.8%
Government Bonds 0.8%
Republic of Argentina, 12/15/35 (USD) (2)(3) 114,895,000 666
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 22
Republic of Argentina, STEP, 0.50%, 7/9/30 (USD)  24,842,504 5,018
Republic of Argentina, STEP, 1.50%, 7/9/35 (USD)  27,867,679 5,076
Republic of Argentina, STEP, 3.875%, 1/9/38 (USD)  78,695,279 18,579
Total Argentina (Cost
$82,849
)
29,361
AUSTRIA 0.2%
Government Bonds 0.2%
Republic of Austria, 0.85%, 6/30/2120 (1) 19,550,000 7,898
Total Austria (Cost
$11,009
)
7,898
AZERBAIJAN 0.0%
Government Bonds 0.0%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  750,000 606
Republic of Azerbaijan, 5.125%, 9/1/29 (USD)  675,000 620
Total Azerbaijan (Cost
$1,245
)
1,226
T. ROWE PRICE Emerging Markets Bond Fund

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHAMAS 1.2%
Government Bonds 1.2%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 52,350,000 31,934
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  15,425,000 9,410
Commonwealth of Bahamas, 9.00%, 6/16/29 (USD) (1) 4,835,000 3,378
Total Bahamas (Cost
$70,989
)
44,722
BAHRAIN 3.0%
Government Bonds 3.0%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 46,500,000 36,540
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  30,060,000 28,159
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  34,235,000 32,938
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 11,318
Total Bahrain (Cost
$130,575
)
108,955
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 4,037,235 3,582
Total Barbados (Cost
$4,116
)
3,582
BENIN 0.3%
Government Bonds 0.3%
Republic of Benin, 4.875%, 1/19/32 (EUR) (1) 17,155,000 11,527
Total Benin (Cost
$20,645
)
11,527
BRAZIL 1.8%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  4,552,000 9,024
9,024
Corporate Bonds 1.2%
Cosan Overseas, 8.25% (USD) (4) 6,085,000 6,016
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  28,650,000 21,600
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 7,645,000 5,748
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  6,730,000 5,060
Petrobras Global Finance, 5.50%, 6/10/51 (USD)  8,490,000 6,042
44,466

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Republic of Brazil, 5.00%, 1/27/45 (USD)  18,858,000 13,752
13,752
Total Brazil (Cost
$81,637
)
67,242
CHILE 3.6%
Corporate Bonds 3.0%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(5) 12,750,000 10,997
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(5) 20,554,000 18,071
Agrosuper, 4.60%, 1/20/32 (USD) (1) 13,900,000 11,300
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 16,850,000 13,405
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 8,770,000 7,209
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 7,561
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,175
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,212
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 7,351
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,025,000 2,364
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 9,865
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 16,015,000 9,964
VTR Comunicaciones, 5.125%, 1/15/28 (USD) (1) 5,185,000 3,510
109,984
Government Bonds 0.6%
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 7,130,000,000 6,447
Bonos de la Tesoreria de la Republica, 5.80%, 6/1/24 (1) 4,650,000,000 4,559
Republic of Chile, 3.25%, 9/21/71 (USD)  11,500,000 6,591
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 2,519
Republic of Chile, 4.00%, 1/31/52 (USD)  3,530,000 2,583
22,699
Total Chile (Cost
$171,501
)
132,683
CHINA 2.3%
Convertible Bonds 0.2%
H World Group, 3.00%, 5/1/26 (USD)  5,531,000 6,052
6,052
Corporate Bonds 1.0%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  7,880,000 6,343
Lenovo Group, 3.421%, 11/2/30 (USD) (1) 5,590,000 4,233
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 5,244

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)  6,804,000 6,262
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)  4,653,000 4,591
Tencent Holdings, 3.29%, 6/3/60 (USD)  11,250,000 6,433
Tencent Holdings, 3.84%, 4/22/51 (USD)  6,160,000 4,038
37,144
Government Bonds 1.1%
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 6,133
People's Republic of China, Series 1916, 3.12%, 12/5/26  235,000,000 34,019
40,152
Total China (Cost
$96,638
)
83,348
COLOMBIA 4.5%
Corporate Bonds 1.9%
Banco Davivienda, VR, 6.65% (USD) (1)(4)(5) 19,100,000 14,035
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,321
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 10,584
Bancolombia, VR, 4.625%, 12/18/29 (USD) (5) 13,555,000 11,406
Ecopetrol, 4.625%, 11/2/31 (USD)  16,510,000 11,581
Ecopetrol, 5.875%, 5/28/45 (USD)  35,400,000 21,490
70,417
Government Bonds 2.5%
Republic of Colombia, 3.00%, 1/30/30 (USD)  29,300,000 21,054
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 16,006
Republic of Colombia, 4.125%, 5/15/51 (USD)  16,165,000 8,720
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 22,352
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 14,644
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 6,992
89,768
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $2,650 (USD) (2)(6) † 2,511
2,511
Total Colombia (Cost
$217,612
)
162,696
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 6,796
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  2,650,000 2,216
Total Costa Rica (Cost
$10,920
)
9,012

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 5.5%
Government Bonds 5.5%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 21,985,000 17,387
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 66,920,000 50,562
Dominican Republic, 4.875%, 9/23/32 (USD)  38,800,000 29,316
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 6,350
Dominican Republic, 5.875%, 1/30/60 (USD)  57,625,000 38,249
Dominican Republic, 6.85%, 1/27/45 (USD)  66,365,000 51,905
Dominican Republic, 7.45%, 4/30/44 (USD)  8,810,000 7,434
Total Dominican Republic (Cost
$247,935
)
201,203
ECUADOR 1.4%
Government Bonds 1.4%
Republic of Ecuador, STEP, 1.50%, 7/31/40 (USD) (1) 23,941,050 7,063
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD) (1) 53,872,600 17,864
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD)  7,300,000 2,421
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD) (1) 44,711,750 21,386
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 2,303
Total Ecuador (Cost
$98,364
)
51,037
EGYPT 1.9%
Government Bonds 1.9%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (1) 8,384,000 4,895
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 2,803
Arab Republic of Egypt, 7.053%, 1/15/32 (USD) (1) 200,000 121
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  36,775,000 25,856
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 21,240,000 11,873
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  43,276,000 24,191
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (1) 200,000 112
Total Egypt (Cost
$112,602
)
69,851
EL SALVADOR 0.8%
Government Bonds 0.8%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  15,265,000 8,472
Republic of El Salvador, 6.375%, 1/18/27 (USD) (1) 3,300,000 1,248
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 359
Republic of El Salvador, 7.65%, 6/15/35 (USD)  53,082,000 18,118
Total El Salvador (Cost
$59,115
)
28,197

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 0.4%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 6,493
6,493
Government Bonds 0.2%
Republic of Ghana, 6.375%, 2/11/27 (USD)  17,275,000 6,971
Republic of Ghana, 8.125%, 1/18/26 (USD)  1,800,000 912
Republic of Ghana, 8.627%, 6/16/49 (USD) (1) 1,450,000 540
8,423
Total Ghana (Cost
$26,957
)
14,916
GRENADA 0.1%
Government Bonds 0.1%
Government of Grenada, 7.00%, 5/12/30 (USD)  2,284,602 1,873
Total Grenada (Cost
$2,048
)
1,873
GUATEMALA 0.8%
Government Bonds 0.8%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,397
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 9,980
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 713,000 626
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 5,654
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 6,850,000 6,162
Republic of Guatemala, 5.375%, 4/24/32 (USD)  5,270,000 4,602
Total Guatemala (Cost
$33,747
)
28,421
HUNGARY 0.3%
Government Bonds 0.3%
Republic of Hungary, 2.125%, 9/22/31 (USD) (1) 16,410,000 11,268
Total Hungary (Cost
$16,210
)
11,268
INDIA 3.3%
Corporate Bonds 1.2%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,407
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  11,232,000 8,645
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 7,745,000 6,790
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  4,500,000 3,750
Bharti Airtel, 3.25%, 6/3/31 (USD) (1) 6,180,000 4,981

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bharti Airtel, 3.25%, 6/3/31 (USD)  6,000,000 4,836
Greenko Power II, 4.30%, 12/13/28 (USD)  4,882,613 3,851
Periama Holdings, 5.95%, 4/19/26 (USD)  9,070,000 7,876
43,136
Government Bonds 2.1%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 4,922
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 11,778
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 57,888
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 742
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 1,778
77,108
Total India (Cost
$143,463
)
120,244
INDONESIA 6.4%
Corporate Bonds 1.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 15,939
Pertamina Persero, 5.625%, 5/20/43 (USD)  9,776,000 8,296
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,038
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 4,845,000 3,385
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 7,713
39,371
Government Bonds 5.3%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,047,000 7,159
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  31,150,000 26,322
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  33,000,000 31,651
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  6,000,000 5,760
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  65,170,000 63,960
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 38,738
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 19,719
193,309
Total Indonesia (Cost
$276,323
)
232,680
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  728,750 601
Total Iraq (Cost
$621
)
601
ISRAEL 0.7%
Corporate Bonds 0.7%
ICL Group, 6.375%, 5/31/38 (USD) (1) 12,850,000 12,127

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 12,250,000 11,546
Total Israel (Cost
$27,254
)
23,673
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  110,250,000 84,341
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  200,000 180
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,185,000 15,237
Total Ivory Coast (Cost
$133,292
)
99,758
JAMAICA 1.0%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,948,284 5,658
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,782,197 2,266
7,924
Government Bonds 0.8%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 2,758
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,975,000 2,135
Government of Jamaica, 8.00%, 3/15/39 (USD)  22,930,000 25,187
30,080
Total Jamaica (Cost
$43,284
)
38,004
JORDAN 1.6%
Government Bonds 1.6%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  62,225,000 50,797
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,140,000 8,660
Total Jordan (Cost
$75,340
)
59,457
KAZAKHSTAN 1.0%
Corporate Bonds 1.0%
KazMunayGas National, 5.75%, 4/19/47 (USD)  50,170,000 33,645
KazMunayGas National, 6.375%, 10/24/48 (USD)  2,180,000 1,530
Total Kazakhstan (Cost
$53,182
)
35,175
KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 7.25%, 2/28/28 (USD)  800,000 585
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 613

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 364
Total Kenya (Cost
$2,168
)
1,562
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,438
Total Kuwait (Cost
$10,810
)
9,438
LEBANON 0.1%
Government Bonds 0.1%
Lebanese Republic, 6.00%, 1/27/23 (USD) (2)(7) 47,615,000 2,952
Total Lebanon (Cost
$9,763
)
2,952
MEXICO 8.9%
Corporate Bonds 4.2%
Axtel, 6.375%, 11/14/24 (USD) (1) 8,268,000 5,826
Banco Mercantil del Norte, VR, 6.75% (USD) (4)(5) 2,925,000 2,719
Banco Mercantil del Norte, VR, 7.625% (USD) (4)(5) 9,000,000 8,003
Banco Mercantil del Norte, VR, 8.375% (USD) (4)(5) 8,100,000 7,429
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (5) 25,215,000 20,903
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (5) 3,210,000 3,035
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (5) 10,300,000 8,834
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 6,806
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 23,726,460 21,451
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 2,135
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 7,085
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 5,958,000 4,128
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1) 8,220,000 5,148
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  79,456,000 49,758
153,260
Government Bonds 4.7%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 32,057
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  41,380,000 34,724
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  161,543,000 93,907
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  15,000,000 8,387
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 1,907
170,982
Total Mexico (Cost
$442,802
)
324,242

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MONGOLIA 0.6%
Government Bonds 0.6%
State of Mongolia, 4.45%, 7/7/31 (USD)  32,807,000 22,968
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 313
Total Mongolia (Cost
$28,180
)
23,281
MOROCCO 2.2%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 208
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 206
414
Government Bonds 2.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 11,443
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  39,695,000 27,910
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  73,395,000 42,187
81,540
Total Morocco (Cost
$110,851
)
81,954
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 549
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 349
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,049
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,700,000 1,771
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 224
Republic of Nigeria, 7.875%, 2/16/32 (USD)  31,535,000 20,383
Total Nigeria (Cost
$27,799
)
24,325
OMAN 4.4%
Corporate Bonds 0.8%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 11,684
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,240,000 2,002
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 11,102
Oztel Holdings, 6.625%, 4/24/28 (USD)  6,500,000 6,316
31,104
Government Bonds 3.6%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 16,987
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 25,279
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 8,479

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,500,000 7,922
Sultanate of Oman, 6.00%, 8/1/29 (USD)  3,000,000 2,802
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 9,235,000 8,629
Sultanate of Oman, 6.50%, 3/8/47 (USD)  24,230,000 19,048
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 14,340
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,417
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 10,950
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,520,000 8,712
130,565
Total Oman (Cost
$179,588
)
161,669
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  28,876,000 10,726
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)  950,000 400
Total Pakistan (Cost
$31,446
)
11,126
PANAMA 1.4%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 5,920,000 4,393
Banco General, VR, 5.25% (USD) (1)(4)(5) 6,420,000 5,497
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 9,696
19,586
Government Bonds 0.9%
Republic of Panama, 2.252%, 9/29/32 (USD)  30,000,000 21,198
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 385
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 11,520
33,103
Total Panama (Cost
$66,564
)
52,689
PARAGUAY 1.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 10,266
10,266
Government Bonds 1.0%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 4,087
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,290,000 8,300
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 201
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,541
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 17,697
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,146

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 312
36,284
Total Paraguay (Cost
$61,947
)
46,550
PERU 1.2%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 2,866
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,744,481 3,558
Nexa Resources, 6.50%, 1/18/28 (USD)  6,575,000 6,030
12,454
Government Bonds 0.9%
Republic of Peru, 2.78%, 12/1/60 (USD)  30,965,000 16,915
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 11,684
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 4,059
32,658
Total Peru (Cost
$64,716
)
45,112
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,389
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 8,460
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 12,725
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 13,470
40,044
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  41,000,000 25,414
25,414
Total Philippines (Cost
$87,058
)
65,458
QATAR 2.4%
Corporate Bonds 0.9%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 8,200,000 6,797
Qatar Energy, 2.25%, 7/12/31 (USD) (1) 12,615,000 10,190
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 18,715,000 13,693
30,680
Government Bonds 1.5%
State of Qatar, 3.75%, 4/16/30 (USD)  4,830,000 4,546
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,425
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 6,350

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 34,612
55,933
Total Qatar (Cost
$117,871
)
86,613
ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, 2.625%, 12/2/40 (EUR)  5,400,000 2,722
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 3,532
Republic of Romania, 3.00%, 2/14/31 (USD) (1) 6,698,000 4,782
Republic of Romania, 3.00%, 2/14/31 (USD)  11,600,000 8,281
Republic of Romania, 3.375%, 1/28/50 (EUR)  41,500,000 21,071
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 7,584,000 4,254
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 19,632
Total Romania (Cost
$107,893
)
64,274
SAUDI ARABIA 2.4%
Corporate Bonds 0.3%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  12,974,000 11,669
11,669
Government Bonds 2.1%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,610
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 4,336
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  30,550,000 27,598
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 6,140,000 5,544
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  5,050,000 4,570
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 33,172
76,830
Total Saudi Arabia (Cost
$108,716
)
88,499
SENEGAL 1.8%
Government Bonds 1.8%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 13,503
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 981
Republic of Senegal, 6.25%, 5/23/33 (USD)  69,500,000 52,440
Total Senegal (Cost
$83,026
)
66,924
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30 (USD) (1) 5,019,000 3,302

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, 2.125%, 12/1/30 (USD)  74,400,000 48,945
Total Serbia (Cost
$72,515
)
52,247
SINGAPORE 0.3%
Convertible Bonds 0.3%
Sea, 0.25%, 9/15/26 (USD)  13,430,000 9,337
Total Singapore (Cost
$12,858
)
9,337
SOUTH AFRICA 1.7%
Government Bonds 1.7%
Republic of South Africa, 5.65%, 9/27/47 (USD)  22,120,000 14,282
Republic of South Africa, 5.875%, 4/20/32 (USD)  19,705,000 16,327
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 7,544
Republic of South Africa, 7.30%, 4/20/52 (USD)  30,400,000 23,265
Total South Africa (Cost
$79,119
)
61,418
SRI LANKA 1.0%
Corporate Bonds 0.2%
SriLankan Airlines, 7.00%, 6/25/24 (USD)  8,760,000 5,168
5,168
Government Bonds 0.8%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (2)(7) 2,400,000 674
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (2)(7) 36,300,000 9,558
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(2)(7) 32,615,000 8,588
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (2)(7) 39,565,000 10,664
29,484
Total Sri Lanka (Cost
$89,666
)
34,652
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%, 10/26/26 (USD) (2)(7) 30,570,000 24,242
Republic of Suriname, 12.875%, 12/30/23 (USD) (2)(7) 1,900,000 1,560
Republic of Suriname, 12.875%, 12/30/23 (USD) (1)(2)(7) 4,250,000 3,489
Total Suriname (Cost
$28,337
)
29,291
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,190
2,190

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1) 7,967,000 6,980
6,980
Total Tanzania (Cost
$11,010
)
9,170
THAILAND 0.8%
Corporate Bonds 0.8%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(5) 9,490,000 7,357
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(5) 650,000 535
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  3,000,000 2,350
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 2,998
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  30,207,000 17,498
Total Thailand (Cost
$43,415
)
30,738
TURKEY 1.6%
Government Bonds 1.6%
Republic of Turkey, 4.25%, 4/14/26 (USD)  22,840,000 18,861
Republic of Turkey, 4.875%, 10/9/26 (USD)  3,765,000 3,099
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 12,055
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 11,238
Republic of Turkey, 6.50%, 9/20/33 (USD)  6,250,000 4,546
Republic of Turkey, 8.60%, 9/24/27 (USD)  10,300,000 9,658
Total Turkey (Cost
$73,886
)
59,457
UKRAINE 0.3%
Government Bonds 0.3%
Government of Ukraine, 7.75%, 9/1/29 (USD) (7) 25,940,000 5,519
Government of Ukraine, 9.75%, 11/1/30 (USD) (7) 2,760,000 604
Government of Ukraine, 9.75%, 11/1/30 (USD) (1)(7) 17,120,000 3,745
Government of Ukraine, FRN, 1.258%, 8/1/41 (USD) (1)(2)(3) 6,248,000 1,783
Total Ukraine (Cost
$50,535
)
11,651
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.9%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 9,615
Emirates NBD Bank, VR, 6.125% (USD) (4)(5) 10,900,000 10,551
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 12,733
Total United Arab Emirates (Cost
$35,804
)
32,899

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (8)(9) 83,934 1
Mriya Farming, Recovery Certificates (EUR) (8)(9) 3,975,047 39
Total United Kingdom (Cost
$–
)
40
UNITED STATES 0.6%
Corporate Bonds 0.6%
Citgo Holding, 9.25%, 8/1/24 (1) 7,610,000 7,553
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 17,835,000 13,443
Total United States (Cost
$25,695
)
20,996
UZBEKISTAN 1.3%
Government Bonds 1.3%
Republic of Uzbekistan, 3.90%, 10/19/31 (USD) (1) 9,671,000 6,813
Republic of Uzbekistan, 3.90%, 10/19/31 (USD)  20,070,000 14,139
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1) 6,620,000 5,569
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  26,050,000 21,912
Total Uzbekistan (Cost
$61,241
)
48,433
VENEZUELA 1.0%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/23 (USD) (2)(7) 12,690,000 222
222
Government Bonds 1.0%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (2)(7) 44,790,000 1,064
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (2)(7) 189,515,000 4,501
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (2)(7) 66,805,000 1,587
Petroleos de Venezuela, 8.50%, 10/27/22 (USD) (2)(7) 30,901,500 5,562
Petroleos de Venezuela, 9.00%, 11/17/22 (USD) (2)(7) 386,635,000 9,183
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (2)(7) 19,980,000 474
Petroleos de Venezuela, 12.75%, 2/17/23 (USD) (2)(7) 49,738,000 1,181
Republic of Venezuela, 6.00%, 12/9/22 (USD) (2)(7) 36,325,000 2,543
Republic of Venezuela, 7.75%, 10/13/23 (USD) (2)(7) 57,970,000 4,058
Republic of Venezuela, 9.25%, 9/15/27 (USD) (2)(7) 26,000,000 2,093
Republic of Venezuela, 11.75%, 10/21/26 (USD) (2)(7) 26,000,000 2,015
Republic of Venezuela, 11.95%, 8/5/31 (USD) (2)(7) 14,400,000 1,159

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Venezuela, 12.75%, 8/23/23 (USD) (2)(7) 8,300,000 622
36,042
Total Venezuela (Cost
$433,870
)
36,264
VIETNAM 0.6%
Corporate Bonds 0.2%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 10,243,000 8,062
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,750,000 1,377
9,439
Government Bonds 0.4%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  9,745,000 9,656
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
5.045%, 3/13/28 (USD)  4,750,000 4,444
14,100
Total Vietnam (Cost
$26,576
)
23,539
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%, 9/23/23 (USD) (2)(7) 48,220,000 22,784
Total Zambia (Cost
$29,515
)
22,784
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 3.07% (8)(10) 135,564,168 135,564
135,564
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 0.243%, 3/23/23 (11) 5,594,000 5,496
5,496
Total Short-Term Investments (Cost $141,109) 141,060
Total Investments in Securities 98.3%
(Cost $5,173,822) $ 3,592,011
Other Assets Less Liabilities 1.7% 61,592
Net Assets 100.0% $ 3,653,603
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$756,691 and represents 20.7% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,511 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Affiliated Companies
(9) Level 3 in fair value hierarchy.
(10) Seven-day yield
(11) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CLP Chilean Peso
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
MXN Mexican Peso
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
United States (0.1)%
Protection Sold (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 36,075 (3,580) (2,902) (678)
Total United States (678)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (678)
Total Centrally Cleared Swaps (678)
Net payments (receipts) of variation margin to date 677
Variation margin receivable (payable) on centrally cleared swaps $ (1)
**
Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/25/22 EUR 4,119 USD 4,124 $ (71)
BNP Paribas 12/9/22 USD 3,052 CLP 2,798,677 198
Citibank 10/14/22 CNH 144,145 USD 19,935 259
Citibank 11/25/22 EUR 5,586 USD 5,395 101
Citibank 1/13/23 USD 19,988 CNH 144,145 (253)
Deutsche Bank 11/25/22 EUR 1,701 USD 1,731 (58)
Goldman Sachs 10/14/22 USD 1,718 CNH 11,518 104
HSBC Bank 10/14/22 CNH 99,064 USD 13,768 111
HSBC Bank 10/14/22 USD 41,014 CNH 276,449 2,285
HSBC Bank 11/25/22 EUR 5,505 USD 5,531 (114)
HSBC Bank 11/25/22 USD 43,098 EUR 41,706 2,064
HSBC Bank 1/13/23 USD 13,804 CNH 99,064 (106)
JPMorgan Chase 10/14/22 CNH 44,758 USD 6,192 78
JPMorgan Chase 11/25/22 EUR 62 USD 61 —
JPMorgan Chase 11/25/22 EUR 2,709 USD 2,773 (108)
JPMorgan Chase 1/13/23 USD 6,208 CNH 44,758 (77)
Morgan Stanley 11/25/22 EUR 10,706 USD 10,727 (193)
Morgan Stanley 12/9/22 CLP 1,538,003 USD 1,579 (10)
Morgan Stanley 12/9/22 USD 3,404 CLP 3,093,275 249
RBC Dominion Securities 11/25/22 EUR 843 USD 854 (25)
State Street 10/14/22 USD 1,962 MXN 41,624 (100)
State Street 11/25/22 EUR 4,593 USD 4,618 (99)
State Street 11/25/22 USD 42,439 EUR 41,083 2,017
UBS Investment Bank 11/25/22 USD 86,017 EUR 83,203 4,152
UBS Investment Bank 12/9/22 CLP 527,771 USD 564 (25)
Wells Fargo 12/9/22 CLP 526,447 USD 547 (10)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 10,369

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,152 U.S. Treasury Notes ten year contracts 12/22 (129,096) $ 4,452
Long, 241 Ultra U.S. Treasury Bonds contracts 12/22 33,017 (2,358)
Net payments (receipts) of variation margin to date (2,032)
Variation margin receivable (payable) on open futures contracts $ 62

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Mriya Farming  $ — $ — $ —
Mriya Farming, Recovery Certificates  — (6) —
T. Rowe Price Government Reserve Fund, 3.07% — — 1,052
Totals $ — # $ (6) $ 1,052 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Mriya Farming  $ 1 $ — $ — $ 1
Mriya Farming, Recovery
Certificates  45 — — 39
T. Rowe Price Government
Reserve Fund, 3.07% 124,669 ¤ ¤ 135,564
Total $ 135,604 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,052 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $135,564.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Bond Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s
NAV is not available as of the valuation date or is not calculated in accordance with
GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,448,400 $ — $ 3,448,400
Common Stocks — — 40 40
Private Investment Company
2
— — — 2,511
Short-Term Investments 135,564 5,496 — 141,060
Total Securities 135,564 3,453,896 40 3,592,011
Forward Currency Exchange
Contracts — 11,618 — 11,618
Futures Contracts* 4,452 — — 4,452
Total $ 140,016 $ 3,465,514 $ 40 $ 3,608,081
Liabilities
Swaps* $ — $ 678 $ — $ 678
Forward Currency Exchange
Contracts — 1,249 — 1,249
Futures Contracts* 2,358 — — 2,358
Total $ 2,358 $ 1,927 $ — $ 4,285
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F110-054Q3 09/22